Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of operating segments [line items]
Domestic	$ 61,434,830	$ 1,192,714,214	$ 762,114,551	$ 503,712,031
Total export sales	$ 55,290,419	1,073,424,789	728,540,828	445,234,329
Operating segment
Disclosure of operating segments [line items]
Domestic		1,304,578,170	762,114,551	503,712,031
Total export sales		1,073,424,789	728,540,828	445,234,329
Operating segment | Refined petroleum products and derivatives (primarily gasolines)
Disclosure of operating segments [line items]
Domestic		1,155,023,948	622,091,842	409,240,569
Total export sales		445,703,884	172,389,717	107,391,773
Operating segment | Gas
Disclosure of operating segments [line items]
Domestic		123,754,373	113,103,547	79,176,837
Total export sales		17,429,517	76,144,006	32,192,334
Operating segment | Petrochemical products
Disclosure of operating segments [line items]
Domestic		25,799,849	26,919,162	15,294,625
Total export sales		26,550,447	11,787,141	4,451,108
Operating segment | Crude oil
Disclosure of operating segments [line items]
Total export sales		$ 583,740,941	$ 468,219,964	$ 301,199,114